Prospectus Supplement
John Hancock Funds II
International Strategic Equity Allocation Fund
U.S. Sector Rotation Fund (the funds)
Supplement dated April 3, 2024 to the current Prospectus, as may be supplemented (the Prospectus)
As of June 6, 2024 (the Effective Date), David J. Rule, CFA, FRM will no longer serve as a portfolio manager for the funds. Accordingly, as of the effective date, all references to Mr. Rule will be removed from the Prospectus.
As of the Effective Date, Michael J. Comer, CFA, James Robertson, CIM, and Nathan W. Thooft, CFA will continue to serve as portfolio managers and be jointly and primarily responsible for the day-to-day management of each fund’s portfolio.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement
John Hancock Funds II
International Strategic Equity Allocation Fund
U.S. Sector Rotation Fund (the funds)
Supplement dated April 3, 2024 to the current Statement of Additional Information, as may be supplemented (the SAI)
As of June 6, 2024 (the Effective Date), David J. Rule, CFA, FRM will no longer serve as a portfolio manager for the funds. Accordingly, as of the Effective Date, all references to Mr. Rule will be removed from the SAI.
As of the Effective Date, Michael J. Comer, CFA, James Robertson, CIM, and Nathan W. Thooft, CFA will continue to serve as portfolio managers and be jointly and primarily responsible for the day-to-day management of each fund’s portfolio.
You should read this supplement in conjunction with the SAI and retain it for your future reference.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of
The Manufacturers Life Insurance Company and are used by its affiliates under license.